Accounts payable and accrued liabilities - Summary of accounts payable and accrued liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Trade And Other Payables [Line Items]
Trade payables	$ 12,886	$ 15,526
Accrued liabilities and other payables	18,951	19,932
Salaries and benefits due to key management personnel	3,387	880
Employee salaries and benefits payable	1,298	1,942
Liability related to deferred stock unit plan	589	710
Accrued interest payable on convertible unsecured senior notes and long-term loan	1,108	1,386
TaiMed milestone	2,846	0
Total	$ 41,065	$ 40,376